Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (17,167)	$ (14,285)	$ (32,667)	$ (30,702)	$ (55,373)	$ (47,869)
Other comprehensive income (loss), net of tax:
Change in net unrealized gains (losses) on available for sale investments, net of tax	0	0	0	(2)	(397)	175
Foreign currency translations adjustment, net of tax	(72)	48	(74)	51	42	(3)
Total comprehensive loss	$ (17,239)	$ (14,237)	$ (32,741)	$ (30,653)	$ (55,728)	$ (47,697)